Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income attributable to shareholders of FME AG	€ 498,997	€ 673,405	€ 969,308
Denominators:
Weighted average number of shares outstanding	293,413,449	293,246,430	292,944,732
Potentially dilutive shares			120,442
Basic earnings per share	€ 1.70	€ 2.30	€ 3.31
Diluted earnings per share	€ 1.70	€ 2.30	€ 3.31